CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from continuing operations	$ (283,104)	$ (15,991)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,365	4,635
Amortization of debt discount	13,515	17,983
Bad debt	339,834	270,000
Conversion and note issuance cost	1,000	5,000
Share issuance for compensations to directors and officers	788,600	0
Share issuance for service rendered	11,625	0
Fair value settled upon conversion	0	123,566
Gain on forgiveness of debt	0	(390)
(Increase) decrease in:
Accounts receivable	(1,684,510)	(1,111,317)
Right of use - assets	59,259	29,300
Prepaids and other current assets	(4,200)	0
Increase (decrease) in:
Accounts payable and accrued expense	56,978	270,710
Due to related party	(75,153)	0
Accrued officers compensation	(410,000)	154,000
Accrued interest	48,446	122,508
Right of use - liabilities	(53,471)	(30,993)
Net cash used in operating activities	(1,187,816)	(160,989)
Net cash provided by (used in) Discontinued Operations – Operating	111,312	(28,294)
FINANCING ACTIVITIES
Proceeds from convertible notes payable	0	240,000
Repayment of SBA loans	(160)	(750)
Proceeds from line of credit	1,463,273	0
Net cash provided by financing activities	1,463,113	239,250
Net cash provided by Discontinued Operations – Financing	0	73,784
NET INCREASE IN CASH AND CASH EQUIVALENTS	386,609	123,751
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	866,943	219,085
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,253,552	342,836
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for Interest	50,000	1,503
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued upon conversion of notes payable	1,680	66,673
Right of use assets acquired	$ 186,638	$ 0